Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 2,298.8	¥ 2,045.3
General and administrative expenses	(1,228.8)	(1,172.7)
Others	78.1	45.6
Consolidated net business profit	1,148.1	918.2
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	585.7	441.2
General and administrative expenses	(198.7)	(163.1)
Others	75.1	60.1
Consolidated net business profit	462.1	338.2
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	729.4	668.4
General and administrative expenses	(552.7)	(541.8)
Others	2.6	2.2
Consolidated net business profit	179.3	128.8
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	735.0	643.9
General and administrative expenses	(485.4)	(426.2)
Others	92.5	44.6
Consolidated net business profit	342.1	262.3
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	333.5	362.6
General and administrative expenses	(106.2)	(93.9)
Others	19.0	16.8
Consolidated net business profit	246.3	285.5
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(84.8)	(70.8)
General and administrative expenses	114.2	52.3
Others	(111.1)	(78.1)
Consolidated net business profit	¥ (81.7)	¥ (96.6)